Non-trading securities	12 Months Ended
Mar. 31, 2019
Non-trading Securities [Abstract]
Non-trading securities

6. Non-trading securities:

As Nomura disposed of the interest in its insurance subsidiary, there are no unrealized gains and losses of non-trading securities recognized in other comprehensive income as of March 31, 2018 and 2019.

For the year ended March 31, 2018, non-trading securities of ¥40,643 million were disposed of resulting in ¥3,040 million of realized gains and ¥1,688 million of realized losses. Total proceeds received from these disposals were ¥41,994 million. Related gains and losses were computed using the average method.

There were no transfers of non-trading securities to trading assets for the year ended March 31, 2018.

Where the fair value of non-trading securities held by the insurance subsidiary has declined below amortized cost, these were assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considered quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss existed, for equity securities, the security was written down to fair value, with the entire difference between fair value and amortized cost recognized within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss was also recognized within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it was more likely than not that Nomura would be required to sell the debt security before recovery of amortized cost. If Nomura did not intend to sell the debt security and it was not more likely than not that Nomura would be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss was recognized through earnings and any non-credit loss component was recognized within Other comprehensive income (loss).

For the year ended March 31, 2018, other-than-temporary impairment losses recognized for non-trading equity securities and reported within Revenue—Other were ¥30 million. For the year ended March 31, 2018, credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities was ¥186 million.

For the year ended March 31, 2018, the non-credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities and reported within Other comprehensive income (loss) were not significant. Other gross unrealized losses of non-trading securities were considered temporary.